Segments information (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of profit or loss by segment
Revenue from contracts with customers	$ 119,898,794	$ 60,085,808
Costs of sales	(65,458,241)	(36,449,442)
Gross profit	54,440,553	23,636,366
Administration expenses	(2,844,627)	(1,934,557)
Operation and projects expenses	(2,833,523)	(1,993,083)
Impairment of non-current assets	(5,516)	1,763
Other operating expenses	(302,671)	(435,557)
Operating income	48,454,216	19,274,932
Financial results
Financial income	887,398	242,763
Financial expenses	(5,875,877)	(2,774,295)
Foreign exchange (loss) gain	(377,527)	351,341
Financial results	(5,366,006)	(2,180,191)
Share of profits of associates and joint ventures	656,680	225,914
Profit before income tax expense	43,744,890	17,320,655
Income tax expense	(16,214,065)	(6,045,669)
Net profit for the period	27,530,825	11,274,986
Net profit attributable to:
Owners of parent	24,770,909	10,217,081
Non-controlling interest	2,759,916	1,057,905
Net profit for the period	27,530,825	11,274,986
Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	119,898,794	60,085,808
Operating segments | Exploration and Production
Statement of profit or loss by segment
Revenue from contracts with customers	70,007,372	43,612,004
Costs of sales	(34,896,814)	(28,434,970)
Gross profit	35,110,558	15,177,034
Administration expenses	(1,537,478)	(1,164,805)
Operation and projects expenses	(1,871,806)	(1,132,911)
Other operating expenses	(193,586)	(397,809)
Operating income	31,507,688	12,481,509
Financial results
Financial income	656,434	384,275
Financial expenses	(2,117,736)	(1,772,996)
Foreign exchange (loss) gain	(102,929)	(103,969)
Financial results	(1,564,231)	(1,492,690)
Share of profits of associates and joint ventures	8,741	12,569
Profit before income tax expense	29,952,198	11,001,388
Income tax expense	(10,809,210)	(3,898,652)
Net profit for the period	19,142,988	7,102,736
Net profit attributable to:
Owners of parent	19,209,590	7,210,942
Non-controlling interest	(66,602)	(108,206)
Net profit for the period	19,142,988	7,102,736
Operating segments | Exploration and Production | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	47,423,709	25,466,140
Operating segments | Exploration and Production | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	22,583,663	18,145,864
Operating segments | Refining and Petrochemicals
Statement of profit or loss by segment
Revenue from contracts with customers	66,114,562	35,038,490
Costs of sales	(59,242,324)	(33,495,298)
Gross profit	6,872,238	1,543,192
Administration expenses	(487,623)	(518,004)
Operation and projects expenses	(866,722)	(671,309)
Impairment of non-current assets	(5,516)	3,529
Other operating expenses	(31,033)	(27,012)
Operating income	5,481,344	330,396
Financial results
Financial income	59,308	17,043
Financial expenses	(974,944)	(834,954)
Foreign exchange (loss) gain	(244,300)	(46,466)
Financial results	(1,159,936)	(864,377)
Share of profits of associates and joint ventures	171,348	163,982
Profit before income tax expense	4,492,756	(369,999)
Income tax expense	(2,664,643)	111,777
Net profit for the period	1,828,113	(258,222)
Net profit attributable to:
Owners of parent	1,684,580	(395,371)
Non-controlling interest	143,533	137,149
Net profit for the period	1,828,113	(258,222)
Operating segments | Refining and Petrochemicals | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	60,987,163	31,909,679
Operating segments | Refining and Petrochemicals | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	5,127,399	3,128,811
Operating segments | Transportation and Logistics
Statement of profit or loss by segment
Revenue from contracts with customers	9,868,669	8,785,052
Costs of sales	(2,681,117)	(2,321,831)
Gross profit	7,187,552	6,463,221
Administration expenses	(339,903)	(299,640)
Operation and projects expenses	(225,224)	(246,802)
Impairment of non-current assets		(1,754)
Other operating expenses	(24,523)	6,341
Operating income	6,597,902	5,921,366
Financial results
Financial income	80,522	28,766
Financial expenses	(207,257)	(187,959)
Foreign exchange (loss) gain	(60,892)	307,627
Financial results	(187,627)	148,434
Share of profits of associates and joint ventures	(1,001)	(161)
Profit before income tax expense	6,409,274	6,069,639
Income tax expense	(2,276,607)	(1,913,888)
Net profit for the period	4,132,667	4,155,751
Net profit attributable to:
Owners of parent	3,339,949	3,291,205
Non-controlling interest	792,718	864,546
Net profit for the period	4,132,667	4,155,751
Operating segments | Transportation and Logistics | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	1,995,275	1,795,516
Operating segments | Transportation and Logistics | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	7,873,394	6,989,536
Operating segments | Concessions, electricity transport and roads
Statement of profit or loss by segment
Revenue from contracts with customers	9,580,557	1,035,873
Costs of sales	(3,954,326)	(397,187)
Gross profit	5,626,231	638,686
Administration expenses	(754,149)	(97,644)
Operation and projects expenses		(11)
Impairment of non-current assets		(12)
Other operating expenses	(51,033)	(16,157)
Operating income	4,821,049	524,862
Financial results
Financial income	404,771	30,928
Financial expenses	(2,843,762)	(176,527)
Foreign exchange (loss) gain	30,594	194,149
Financial results	(2,408,397)	48,550
Share of profits of associates and joint ventures	477,592	49,524
Profit before income tax expense	2,890,244	622,936
Income tax expense	(463,605)	(344,906)
Net profit for the period	2,426,639	278,030
Net profit attributable to:
Owners of parent	536,372	113,614
Non-controlling interest	1,890,267	164,416
Net profit for the period	2,426,639	278,030
Operating segments | Concessions, electricity transport and roads | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	9,578,562	1,035,873
Operating segments | Concessions, electricity transport and roads | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	1,995
Eliminations
Statement of profit or loss by segment
Revenue from contracts with customers	(35,672,366)	(28,385,611)
Costs of sales	35,316,340	28,199,844
Gross profit	(356,026)	(185,767)
Administration expenses	274,526	145,536
Operation and projects expenses	130,229	57,950
Other operating expenses	(2,496)	(920)
Operating income	46,233	16,799
Financial results
Financial income	(313,637)	(218,249)
Financial expenses	267,822	198,141
Financial results	(45,815)	(20,108)
Profit before income tax expense	418	(3,309)
Net profit for the period	418	(3,309)
Net profit attributable to:
Owners of parent	418	(3,309)
Net profit for the period	418	(3,309)
Eliminations | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	(85,915)	(121,400)
Eliminations | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	$ (35,586,451)	$ (28,264,211)